Retirement-Related Benefits - Net Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	$ 7,492	$ 7,506
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(9,432)	(10,808)
Pension Plan | United States
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	4,651	4,584
Current liabilities—compensation and benefits	(117)	(119)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(1,160)	(1,262)
Funded status—net	3,373	3,202
Pension Plan | Non-U.S. Plans
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	2,842	2,923
Current liabilities—compensation and benefits	(362)	(366)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(5,766)	(6,977)
Funded status—net	(3,286)	(4,420)
Other Postretirement Benefits Plan | United States
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	0	0
Current liabilities—compensation and benefits	(218)	(202)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(2,033)	(2,022)
Funded status—net	(2,251)	(2,224)
Other Postretirement Benefits Plan | Non-U.S. Plans
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	0	0
Current liabilities—compensation and benefits	(20)	(17)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(473)	(547)
Funded status—net	$ (493)	$ (564)